INVESTMENTS	12 Months Ended
Dec. 31, 2016
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

(a)  Short-term investments

As of December 31, 2015 and 2016, short-term investments included time deposits in commercial banks RMB29,234 and RMB361,499 (US$52,067) , respectively.

For the years ended December 31, 2014, 2015 and 2016, interest income related to the time deposits of RMB15,901, RMB9,877 and RMB6,563 (US$945), respectively, was recognized in the consolidated statements of comprehensive income (loss).

For the years ended December 31, 2014, 2015 and 2016, the Group recognized a realized gain (loss) on disposal of available-for-sale debt and equity securities of RMB1,967, RMB(202) and nil, respectively, in “other income, net” in the consolidated statements of comprehensive income (loss).

For the years ended December 31, 2014, 2015 and 2016, the Group recognized an impairment loss of available-for-sale equity security of RMB8,664, nil and nil, respectively, in the consolidated statements of comprehensive income (loss).

(b)  Long-term investments

As of December 31, 2015 and 2016, long-term investments consisted of the following:

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Cost method investments	653,740	869,741	125,269
Equity method investments	124,708	100,063	14,412
Available-for-sale debt security	—	7,353	1,059
Available-for-sale equity security	46,373	—	—
Total	824,821	977,157	140,740

Cost method investments

In 2016, the Group acquired: i) 2.8% additional equity interest of a third party mobile application developer at a cash consideration of RMB130,432 (US$18,786), ii) 4.6% equity interest of a third-party mobile technique provider at a consideration of RMB80,000 (US$11,522) and iii) other equity interests in 12 internet companies for total consideration of RMB94,133 (US$13,558).

In 2015, the Group acquired: i) 2.8% equity interest of a third party mobile application developer at a cash consideration of RMB171,531, ii) 9.6% equity interest of a third-party mobile advertising software provider at a consideration of RMB122,896, iii) preferred shares representing 35% equity interest not qualified as in-substance common stock of a third-party e-commerce company at a consideration of RMB107,452, and iv) other equity interests in eleven internet companies for total consideration of RMB72,800.

In 2014, the Group’s acquired 4% equity interest of NDP Media Corp. (“NDP”), a third-party online game developer at a cash consideration of RMB120,000, and the Group also acquired 500,000 series A preferred share of NDP at a consideration of US$5,000.

The Group recognized impairment loss on the cost method investments of nil, RMB6,031 and RMB129,616 (US$18,668) in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016, respectively. The Group received dividends form cost method investees of nil, RMB700 and RMB123 (US$18) in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016, respectively. Disposal gain of cost method investment amounting to nil, nil and RMB721 (US$104) was recognized in “Other income, net” in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016, respectively.

Equity method investments

In 2016, the Group acquired equity method investments with aggregate consideration of RMB3,277 (US$472).

In 2015, the Group acquired: i) 51.73% of the equity interests in Dianjing Fund, L.P. with a consideration of RMB45,000; ii) other eight internet companies and three limited partnerships to acquire approximately 5% to 50% of the equity interests, with aggregate consideration of RMB65,317.

In 2014, the Group acquired: i) as disclosed in note 3, 50.5% equity interests of Moxiu Technology with a consideration of RMB50,000; 2) 34% equity interest of an internet company and 6.7% interest of a limited partnership, with aggregate consideration of RMB3,000.

None of our equity method investments was considerated individually material for the years ended December 31, 2014, 2015 and 2016. The Group summarized the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2015	2016
	RMB	RMB	US$
Balance sheet data:
Current assets	224,443	206,376	29,724
Non-current assets	179,835	243,356	35,051
Current liabilities	33,818	56,828	8,185
Non-current liabilities	—	223	32

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating data:
Revenues	28,900	45,797	94,343	13,588
Gross profit	26,582	21,444	65,097	9,376
Operating loss	(15,855)	(39,325)	(50,475)	(7,270)
Net loss	(12,765)	(32,562)	(40,192)	(5,789)

The Group recorded a loss of RMB6,064, RMB12,144 and RMB11,363 (US$1,637) from equity method investments for the years ended December 31, 2014, 2015 and 2016, respectively. The Group also recognized impairment losses of RMB472, RMB2,806 and RMB11,453 (US$1,650) for equity method investments in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016, respectively. The Group recognized disposal gain of nil, RMB13,626 and RMB30,625 (US$4,411) and deemed disposal gain of nil, RMB30,857 and nil for the years ended December 31, 2014, 2015 and 2016.

Available-for-sale security

Long-term available-for-sale equity security represents investment in the equity securities of a publicly listed company. As the Group does not have significant influence over the investee, the investment was classified as available-for-sale security and reported at fair value. During the year ended December 31, 2016, the Group disposed the long-term available-for-sale equity security and recognized a realized gain of RMB24,338(US$3,505).

Long-term available-for-sale debt security represents investment in the convertible bond of a third party internet company.

For the years ended December 31, 2014, 2015 and 2016, the Group recognized an impairment loss on the long-term available-for-sale security of nil, RMB25,891 and nil, respectively, in the consolidated statements of comprehensive income (loss).